Accounts Receivable and Other Receivables - Additional Information (Detail) - Non Accrual [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025
Accounts Receivables [Line Items]
Payment period of term loan	revolving lines of credit and/or installment plans under which the payment terms exceed one year.
Credit card receivables	$ 1.4	$ 1.1